Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Research and development expense	$ 1,257,000	$ 1,191,000	$ 2,621,000	$ 1,680,000
Cash, FDIC insured amount			$ 250,000
One Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	24.00%		45.00%	92.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	21.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	16.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%
Five Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
No Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%